Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 4,327		$ 3,045		$ 3,588
Additions Charged to Costs and Expenses	896		1,413		745
Additions Recorded During Acquisitions	0		0		0
Deductions	1,385	[1]	130	[1]	1,288	[1]
Balance at End of Period	$ 3,838		$ 4,327		$ 3,045

[1]	Accounts written off, net of recoveries.